Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income / (Loss) [Abstract]
Net income/(loss) from continuing and discontinued operations	$ 36,300	$ (9,706)	$ 3,777
Other comprehensive income / (loss) (Actuarial gain / (loss))	68	(10)	(61)
Comprehensive income/(loss) from continuing and discontinued operations	$ 36,368	$ (9,716)	$ 3,716